Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36130
Entity Registrant Name	voxeljet AG
Entity Incorporation, State or Country Code	2M
Entity Address, Address Line One	Paul-Lenz Straße 1a
Entity Address, Postal Zip Code	86316
Entity Address, City or Town	Friedberg
Entity Address, Country	DE
Entity Common Stock, Shares Outstanding	9,134,724
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Auditor Firm ID	1275	1275
Auditor Name	PricewaterhouseCoopers GmbH	PricewaterhouseCoopers GmbH
Auditor Location	Munich, Germany	Munich, Germany
Entity Central Index Key	0001582581
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Accounting Standard	International Financial Reporting Standards
Business contact
Document and Entity Information
Entity Address, Address Line One	Paul-Lenz Straße 1a
Entity Address, Postal Zip Code	86316
Entity Address, City or Town	Friedberg
Entity Address, Country	DE
Contact Personnel Name	Rudolf Franz
City Area Code	49
Local Phone Number	821 7483 100
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	VJET
Security Exchange Name	NASDAQ
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares